FINANCIAL INSTRUMENTS (Details - Schedule of financial liabilities) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Derivatives not designated as hedging instruments:
Derivative financial liabilities (Note ii)	$ 1,240	¥ 8,007
Financial liabilities at amortized cost:
Trade payables	15	100		100
Financial liabilities in other payables and accruals	503	3,248		3,029
Due to related companies	866	5,593		9,158
Due to the Shareholder	2,176	14,050		7,149
Lease liabilities, current	114	737	$ 115	745
Total current	21,278	137,393		141,191
Total non-current	131	853		1,237
Financial liabilities at amortised cost, class [member]
Derivatives not designated as hedging instruments:
Derivative financial liabilities (Note ii)	1,240	8,007
Financial liabilities at amortized cost:
Trade payables	15	100		100
Financial liabilities in other payables and accruals	503	3,248		3,029
Due to related companies	866	5,593		9,158
Due to the Shareholder	2,176	14,050		7,149
Lease liabilities, current	114	737		745
Lease liabilities, non-current				347
Total	4,914	31,735		20,528
Total current	4,914	31,735		20,181
Total non-current				¥ 347